FMI International Fund II - Currency Unhedged
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 90.9% (a)
COMMON STOCKS - 81.9% (a)
COMMERCIAL SERVICES SECTOR - 9.5%
	Advertising/Marketing Services - 1.7%
70,350	WPP PLC (Jersey) (b)	$548,469
	Miscellaneous Commercial Services - 6.3%
22,300	Bureau Veritas S.A. (France) (b) *	472,969
14,600	DKSH Holding AG (Switzerland) (b)	940,647
6,700	Secom Co. Ltd. (Japan) (b)	587,876
		2,001,492
	Personnel Services - 1.5%
9,800	Adecco Group AG (Switzerland) (b)	461,929
COMMUNICATIONS SECTOR - 1.2%
	Wireless Telecommunications - 1.2%
14,975	Millicom International Cellular S.A. (Luxembourg)	391,596
CONSUMER DURABLES SECTOR - 4.0%
	Electronics/Appliances - 4.0%
18,300	Sony Corp. (Japan) (b)	1,263,252
CONSUMER NON-DURABLES SECTOR - 8.0%
	Food: Major Diversified - 1.5%
4,175	Nestlé S.A. (Switzerland) (b)	462,885
	Household/Personal Care - 6.5%
11,375	Henkel AG & Co. KGaA (Germany) (b)	951,632
20,500	Unilever PLC (Britain) (b)	1,105,788
		2,057,420
CONSUMER SERVICES SECTOR - 14.5%
	Broadcasting - 0.8%
49,725	Grupo Televisa S.A.B. - SP-ADR (Mexico) *	260,559
	Cable/Satellite TV - 1.2%
23,075	Shaw Communications Inc. (Canada)	376,312
	Media Conglomerates - 3.1%
38,000	Vivendi S.A. (France) (b)	981,904
	Movies/Entertainment - 1.8%
183,900	Bolloré (France) (b)	580,270
	Other Consumer Services - 3.9%
770	Booking Holdings Inc. (United States) *	1,226,102
	Restaurants - 3.7%
39,000	Compass Group PLC (Britain) (b)	536,578
23,050	Whitbread PLC (Britain) (b)	634,161
		1,170,739
DISTRIBUTION SERVICES SECTOR - 5.4%
	Wholesale Distributors - 5.4%
20,800	Ferguson PLC (Jersey) (b)	1,700,739
ELECTRONIC TECHNOLOGY SECTOR - 5.1%
	Aerospace & Defense - 3.2%
9,900	Safran S.A. (France) (b) *	995,849
	Electronic Equipment/Instruments - 1.9%
38,700	Yokogawa Electric Corp. (Japan) (b)	606,378
FINANCE SECTOR - 7.1%
	Major Banks - 1.5%
1,248,000	Lloyds Banking Group PLC (Britain) (b)	481,427
	Property/Casualty Insurance - 5.6%
8,200	Chubb Ltd. (Switzerland)	1,038,284
2,325	Fairfax Financial Holdings Ltd. (Canada)	718,308
		1,756,592

HEALTH TECHNOLOGY SECTOR - 5.4%
	Medical Specialties - 5.4%
21,925	Koninklijke Philips N.V. (Netherlands) (b) *	1,024,286
36,000	Smith & Nephew PLC (Britain) (b)	670,809
		1,695,095
INDUSTRIAL SERVICES SECTOR - 1.6%
	Oilfield Services/Equipment - 1.6%
27,800	Schlumberger Ltd. (Curacao)	511,242
PROCESS INDUSTRIES SECTOR - 2.4%
	Industrial Specialties - 2.4%
8,550	Akzo Nobel N.V. (Netherlands) (b)	768,134
PRODUCER MANUFACTURING SECTOR - 4.9%
	Industrial Conglomerates - 3.4%
62,025	Smiths Group PLC (Britain) (b)	1,084,312
	Trucks/Construction/Farm Machinery - 1.5%
68,450	CNH Industrial N.V. (Netherlands) (b) *	480,901
RETAIL TRADE SECTOR - 9.4%
	Department Stores - 4.3%
278,525	B&M European Value Retail S.A. (Luxembourg) (b)	1,371,008
	Specialty Stores - 5.1%
125,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	809,448
37,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	798,131
		1,607,579
TECHNOLOGY SERVICES SECTOR - 2.0%
	Information Technology Services - 2.0%
2,925	Accenture PLC (Ireland)	628,056
TRANSPORTATION SECTOR - 1.4%
	Air Freight/Couriers - 1.4%
5,800	Expeditors International of Washington Inc. (United States)	441,032
	Total common stocks (cost $29,021,793)	25,911,273

PREFERRED STOCKS - 9.0% (a)
CONSUMER DURABLES SECTOR - 0.8%
	Motor Vehicles - 0.8%
5,500	Hyundai Motor Co. (South Korea) (b)	262,987
CONSUMER NON-DURABLES SECTOR - 3.5%
	Household/Personal Care - 3.5%
7,875	Amorepacific Corp. (South Korea) (b)	469,094
1,050	LG Household & Health Care Ltd. (South Korea) (b)	636,098
		1,105,192
ELECTRONIC TECHNOLOGY SECTOR - 4.7%
	Telecommunications Equipment - 4.7%
38,300	Samsung Electronics Co. Ltd. (South Korea) (b)	1,491,950
	Total preferred stocks (cost $3,123,352)	2,860,129
	Total long-term investments (cost $32,145,145)	28,771,402

Principal Amount
SHORT-TERM INVESTMENTS - 9.0% (a)
	Bank Deposit Account - 9.0%
$2,836,369	U.S. Bank N.A., 0.09% ^	2,836,369
	Total short-term investments (cost $2,836,369)	2,836,369
	Total investments - 99.9% (cost $34,981,514)	31,607,771
	Other assets, less liabilities - 0.1% (a)	50,194
	TOTAL NET ASSETS - 100.0%	$31,657,965

*	Non-income producing security.
^	The rate shown is as of June 30, 2020.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2.  As of June 30, 2020 the aggregate value of these securities was $23,179,911.

PLC	Public Limited Company
SP-ADR	Sponsored American Depositary Receipt

FMI International Fund II - Currency Unhedged

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2020, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$5,591,491
Level 1 - Bank Deposit Account	2,836,369
Total Level 1	8,427,860
Level 2 - Common Stocks	20,319,782
Level 2 - Preferred Stocks	2,860,129
Total Level 2	23,179,911
Level 3 -	---
Total Assets	31,607,771
Total	$31,607,771

See the Schedule of Investments for investments detailed by industry classifications.

An affiliated issuer of the FMI Funds, Inc. (“Funds”), as defined by the 1940 Act, may include any issuer in which the Funds own five percent or more of its outstanding voting shares. The FMI International II Fund’s holding and transactions in this affiliated issuer since inception (December 31, 2019) to period ended June 30, 2020 are as follows:

						Change in
	Fair Value	Gross	Gross	Realized	Unrealized	Fair Value	Dividend
Name of Issuer	as of 12/31/2019^	Additions	Reductions	Gain/(Loss)	Gain/(Loss)	as of 6/30/2020	Income
B&M European Value Retail S.A. (Luxembourg)+	$-	$1,309,398	$-	$-	$61,610	$1,371,008	$44,894
	$-	$1,309,398	$-	$-	$61,610	$1,371,008	$44,894
+ Issuer was no longer an affiliate as of June 30, 2020.
^ Inception date.